Margin Loan Payable (Tables)	12 Months Ended
Apr. 30, 2024
Margin Loan Payable [Abstract]
Schedule of Movement of the Margin Loan

The following outlines the movement of the margin loan:

	US$'000	$
Balance, as at April 30, 2022	10,047	12,908
Draw-down	8,000	10,696
Less: principal payment	(11,121)	(14,864)
Interest expense	1,270	1,628
Interest paid	(1,019)	(1,348)
Unrealized foreign exchange loss	—	706
Balance, as at April 30, 2023	7,177	9,726
Less: principal payment	(7,054)	(9,559)
Interest paid	(123)	(167)
Balance, as at April 30, 2024	—	—